Cover	May 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2024
Entity File Number	001-37651
Entity Registrant Name	ATLASSIAN CORPORATION
Entity Central Index Key	0001650372
Entity Tax Identification Number	88-3940934
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	350 Bush Street
Entity Address, Address Line Two	Floor 13
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	701-1110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	TEAM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false